General information	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the New York Stock Exchange and the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at June 30, 2019 we owned and operated 35 offshore drilling units and had an option to acquire one semi-submersible rig. Our fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, and in benign and harsh environments. We also manage and operate a further 20 rigs on behalf of Seadrill Partners, SeaMex, Sonangol and Northern Drilling.

Except where the context otherwise requires or where otherwise indicated, the terms “Seadrill,” “the Group,” “we,” “us,” “our,” “the Company” and “our Business” refer to either Seadrill Limited, any one or more of its consolidated subsidiaries, or to all such entities, and, for periods before emergence from Chapter 11 Proceedings on July 2, 2018, to Old Seadrill Limited, any one or more of its consolidated subsidiaries, or to all such entities.

References to the term “Successor” refers to the financial position and results of operations of Seadrill after July 2, 2018. This is also applicable to terms “Seadrill,” “the Group,” “we,” “us,” “our,” “the Company” or “our Business” in context of events after emergence from Chapter 11 Proceedings on July 2, 2018. References to the term "the 2018 Successor period" refers to the period from July 2, 2018 to December 31, 2018.

References to the term “Predecessor” refers to the financial position and results of operations of Seadrill prior to, and including, July 1, 2018. This is also applicable to terms “Seadrill,” “the Group,” “we,” “us,” “our,” “the Company” or “our Business” in context of events before emergence from Chapter 11 Proceedings on July 2, 2018. References to the term "the 2018 Predecessor period" refers to the period from January 1, 2018 to July 1, 2018.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar," "$" or "US$") rounded to the nearest million, unless otherwise stated. The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary.

The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2018 (SEC File No. 333-224459).

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2018 except as discussed below or unless otherwise included in these unaudited interim financial statements as separate disclosures.

Leases
We adopted ASU 2016-02, Leases (Topic 842) on January 1, 2019. As a result, we now recognize right-of-use assets and lease liabilities on our balance sheet and disclose key information about leasing arrangements which are included within Note 17 - Leases. Refer to Note 2 – Recent Accounting Pronouncements for more information on the adoption of this update and the changes to our accounting policy.